CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,151,260	$ 1,182,110	$ 1,252,938
Direct operating costs	(654,580)	(627,792)	(606,691)
General and administrative expenses	(40,770)	(44,360)	(54,927)
Depreciation and amortization	(313,120)	(316,317)	(358,474)
Interest expense	(206,176)	(192,723)	(205,667)
Interest income	91	2,770	5,111
Equity-accounted income (loss)	25,062	35,921	33,768
Impairment expense, net	(116,420)	(268,612)	(187,680)
Gain (loss) on dispositions, net	10,502	3,411	12,548
Realized and unrealized gain (loss) on derivative instruments	15,732	(96,499)	(34,682)
Foreign currency exchange gain (loss)	(825)	(7,861)	2,193
Gain (loss) on modification of financial liabilities, net	(45,920)	0	(8,332)
Other income (expenses), net	48,323	(10,472)	(1,345)
Income (loss) before income tax (expense) benefit	(126,841)	(340,424)	(151,240)
Income tax (expense) benefit
Current	(4,603)	(6,543)	(4,666)
Deferred	(5,006)	804	(3,161)
Net income (loss)	(136,450)	(346,163)	(159,067)
Attributable to:
Non-controlling interests in subsidiaries	$ (6,527)	$ (7,154)	$ (8,409)
Basic earnings (loss) per limited partner common unit (in USD per share)	$ (0.39)	$ (0.90)	$ (0.44)
Diluted earnings (loss) per limited partner common unit (in USD per share)	$ (0.39)	$ (0.90)	$ (0.44)
Limited partners | Common units
Attributable to:
Profit (loss), attributable to owners of parent	$ (160,218)	$ (368,341)	$ (181,424)
Limited partners | Preferred units
Attributable to:
Profit (loss), attributable to owners of parent	31,520	32,103	32,150
General partner
Attributable to:
Profit (loss), attributable to owners of parent	$ (1,225)	$ (2,771)	$ (1,384)